Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Statutory income tax rate			35.00%
Valuation allowance	$ 50,881		$ 50,881	$ 66,546
Net Operating Loss carry forwards utilized	93,000
Scenario, Forecast
Income Taxes [Line Items]
Statutory income tax rate		21.00%
Foreign
Income Taxes [Line Items]
Tax credit carryforward limitations on use			Internal Revenue Code may limit the ability to utilize $9.3 million of foreign tax credit carryovers that may be used to offset the one-time tax on unremitted earnings related to NuevaTel.
Foreign tax credit carryovers	9,300		$ 9,300
UNITED STATES
Income Taxes [Line Items]
Statutory income tax rate			35.00%
Net operating loss carryforward	35,000		$ 35,000
Tax losses carry forward period			20 years
Valuation allowance	21,000		$ 21,000
CANADA
Income Taxes [Line Items]
Statutory income tax rate			25.00%
Net operating loss carryforward	5,000		$ 5,000
Tax losses carry forward period			20 years
NEW ZEALAND
Income Taxes [Line Items]
Net operating loss carryforward	55,000		$ 55,000
Valuation allowance	$ 30,000		$ 30,000
2degrees
Income Taxes [Line Items]
Statutory income tax rate			28.00%
Nueva Tel
Income Taxes [Line Items]
Statutory income tax rate			25.00%